Income Taxes - Income Tax Benefit (Expense) Recognized Directly in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recognized in other comprehensive income:
Current income tax benefit (expense)	$ 3	$ (2)
Deferred income tax benefit (expense)	85	(112)
Total income tax benefit (expense) included in other comprehensive income (loss)	88	(114)
Deferred income tax benefit (expense)	0	(1)
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$ 88	$ (115)